Stock compensation and other employee benefit plans - Summary of outstanding restricted stock unit and restricted stock awards (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	2,107,500
Vested, Shares	(7,538,265)
Stock-based compensation cost not yet recognized | $	$ 10,301
Weighted-average remaining expense recognition period (in years)	5 years 10 days
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning balance, Shares	12,943,811
Granted, Shares	5,470,137
Vested, Shares	(12,883,918)
Forfeited, Shares	(388,561)
Nonvested, ending balance, Shares	5,141,469
Nonvested, beginning balance, Dollars per share | $ / shares	$ 3.15
Granted | $ / shares	7.72
Vested | $ / shares	3.87
Forfeited | $ / shares	4.68
Nonvested, ending balance, Dollars per share | $ / shares	$ 6.08
Stock-based compensation cost not yet recognized | $	$ 21,396
Weighted-average remaining expense recognition period (in years)	2 years 11 months 12 days
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning balance, Shares	1,169,601
Granted, Shares	0
Vested, Shares	(1,169,601)
Forfeited, Shares	0
Nonvested, ending balance, Shares	0
Nonvested, beginning balance, Dollars per share | $ / shares	$ 0.07
Granted | $ / shares	0
Vested | $ / shares	0.07
Forfeited | $ / shares	0
Nonvested, ending balance, Dollars per share | $ / shares	$ 0